EXPLORATION AND EVALUATION ASSETS	3 Months Ended
Nov. 30, 2020
Disclosure of exploration and evaluation assets [Abstract]
EXPLORATION AND EVALUATION ASSETS [Text Block]

3. EXPLORATION AND EVALUATION ASSETS

Since mid-2015, the Company's only active exploration project has been the Waterberg Project located on the North Limb of the Western Bushveld Complex.  Total capitalized exploration and evaluation expenditures for all exploration properties held by the Company are as follows:

Balance, August 31, 2019	$36,792
Additions	2,988
Recoveries from 100% Implats funded implementation budget	(1,285)
Foreign exchange movement	(3,556)
Balance, August 31, 2020	$34,939
Additions	538
Recoveries from 100% Implats funded implementation budget	(215)
Foreign exchange movement	3,175
Balance November 30, 2020	$38,437

Waterberg Project

At November 30, 2020 the Waterberg Project consisted of granted prospecting rights and an applied for mining right with a combined active project area of 81,329.60 hectares, located on the Northern Limb of the Bushveld Complex, approximately 85 km north of the town of Mokopane (formerly Potgietersrus).  Of the total project area 22,397.79 hectares are covered by a mining right application filed with the South African Department of Mineral Resources and Energy, Polokwane Regional Office, on September 14, 2018, which filing was accepted and is under consideration.  A further 58,931.81 hectares are covered by active prospecting rights.  Waterberg JV Co. is currently in process to apply for closure on one prospecting right located north of the known mineralized area, measuring 13,158.92 hectares.

The Waterberg Project comprises the former Waterberg joint venture property and the Waterberg extension property. On August 21, 2017, PTM RSA completed the cession of legal title for all Waterberg Project prospecting rights into Waterberg JV Co. after earlier receiving Section 11 approval of the 2nd Amendment (defined below). On September 21, 2017, Waterberg JV Co. also issued shares to all existing Waterberg partners pro rata to their joint venture interests, resulting in the Company holding a 45.65% direct interest in Waterberg JV Co., the Japan Oil, Gas and Metals National Corporation ("JOGMEC") holding a 28.35% interest and Mnombo, as the Company's Black Economic Empowerment ("BEE") partner, holding 26%.

Implats Transaction

On November 6, 2017, the Company closed a transaction (the "Implats Transaction"), originally announced on October 16, 2017, whereby Impala Platinum Holdings Ltd. ("Implats"):

a) Purchased an aggregate 15.0% equity interest in Waterberg JV Co (the "Initial Purchase") for $30 million. The Company sold an 8.6% interest for $17.2 million and JOGMEC sold a 6.4% interest for $12.8 million. From its $17.2 million in proceeds, the Company committed $5.0 million towards its pro rata share of remaining Definitive Feasibility Study ("DFS") costs, which was held as restricted cash until it was fully spent in October 2018. Implats contributed its 15.0% pro rata share of DFS costs incurred subsequent to the Initial Purchase. Following the Initial Purchase, the Company held a direct 37.05% equity interest, JOGMEC held a 21.95% equity interest and Black Economic Empowerment partner Mnombo maintained a 26.0% equity interest. The Company holds a 49.9% interest in Mnombo, bringing its overall direct and indirect ownership in Waterberg JV Co. to 50.02%.

b) Acquired a right of first refusal to enter into an offtake agreement, on commercial arms-length terms, for the smelting and refining of mineral products from the Waterberg Project ("Offtake ROFR").  JOGMEC or its nominee will retain a right to receive, at market prices, platinum, palladium, rhodium, gold, ruthenium, iridium, copper and nickel in refined mineral products at the volumes produced from the Waterberg Project.

c) Acquired an option (the "Purchase and Development Option") whereby Implats had the right within 90 business days of the completion of the DFS to exercise an option to increase its interest to 50.01% in Waterberg JV Co by committing to purchase an additional 12.195% equity interest in Waterberg JV Co. from JOGMEC for $34.8 million and an expenditure of $130.2 million in development work. The DFS was completed and approved by Waterberg JV Co. on December 5, 2019. As per the February 27, 2020 amendment (see below) this deadline was amended to occur 90 days following the receipt of an executed Mining Right on the Waterberg Project.

d) On February 27, 2020 the Company announced that shareholders of Waterberg JV Co had agreed to amend the Purchase and Development Option effective at February 1, 2020.  The Purchase and Development Option was amended to expire 90 calendar days following the receipt of an executed Mining Right for the Waterberg Project. In exchange for this extension Implats agreed to fund 100% of a new implementation budget and work program, effective February 1, 2020, aimed at increasing confidence in specific areas of the DFS. At period end total Waterberg JV Co. expenditures recovered through this work program were $1.5 million.

       On June 15, 2020, Implats delivered a formal notice of their election not to exercise their Purchase and Development Option due to increased economic uncertainty and reduced risk appetite in the short, medium and long-term as a result of the COVID-19 pandemic.  Implats will retain a 15.0% participating project interest and their Offtake ROFR and the Company will retain a controlling 50.02% direct and indirect interest in the project. Implats continued to be responsible for the costs of an implementation budget and work program, as described above which concluded September 13, 2020.  The Company remains the Manager of the Waterberg Project, as directed by the technical committee of the Waterberg JV Co.

Acquisition and Development of the Waterberg Project

In October 2009, PTM RSA, JOGMEC and Mnombo entered into a joint venture agreement with regard to the Waterberg Project (the "JOGMEC Agreement"). Under the terms of the JOGMEC Agreement, in April 2012, JOGMEC completed a $3.2 million work requirement to earn a 37% interest in the former Waterberg JV property, leaving the Company with a 37% interest and Mnombo with a 26% interest.  Following JOGMEC's earn-in, the Company funded Mnombo's 26% share of costs, totalling $1.12 million, until the earn-in phase of the joint venture ended in May 2012.

On November 7, 2011, the Company entered an agreement with Mnombo to acquire 49.9% of the issued and outstanding shares of Mnombo in exchange for a cash payment of R1.2 million and the Company's agreement to pay for Mnombo's 26% share of costs on the Waterberg JV property until the completion of a feasibility study.  Mnombo's share of expenditures prior to this agreement, and Mnombo's share of expenditures post DFS, are still owed to the Company ($5.3 million at November 30, 2020).  The portion of Mnombo not owned by the Company is accounted for as a non-controlling interest, calculated at $7.1 million at November 30, 2020 ($7.1 million - August 31, 2020).

On May 26, 2015, the Company announced a second amendment (the "2nd Amendment") to the existing JOGMEC Agreement.  Under the terms of the 2nd Amendment the Waterberg JV and Waterberg Extension properties are to be combined and contributed into the newly created operating company Waterberg JV Co.  On August 3, 2017, the Company received Section 11 transfer approval from the South African Department of Mineral Resources ("DMR") and title to all the Waterberg prospecting rights held by the Company were ceded into Waterberg JV Co. on September 21, 2017.

Under the 2nd Amendment, JOGMEC committed to fund $20 million in expenditures over a three-year period ending March 31, 2018.  This requirement was completed by $8 million in funding from JOGMEC to March 31, 2016, followed by two $6 million tranches funded by JOGMEC in each of the following two 12-month periods ending March 31, 2018.

To November 30, 2020 an aggregate total of $76.2 million has been funded by all parties on exploration and engineering on the Waterberg Project.  Up until the Waterberg property was transferred to Waterberg JV Company, all costs incurred by other parties were treated as cost recoveries by the Company.